Balances and Transactions with Related Parties - Summary of Key Management Personnel (Detail) - Enel Américas Board [Member]	12 Months Ended
Dec. 31, 2017
Luca D'Agnese [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreigner
Position	Chief Executive Officer
Francisco Galán Allué [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	24.852.381-6
Position	Administration, Finance and Control Officer
Emanuele Brandolini [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreigner
Position	Planning and Control Officer
Raffaele Cutrignelli [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreigner
Position	Internal Audit Officer
José Miranda Montecinos [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	15.307.846-7
Position	Communications Officer
Alain Rosolino [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	24.166.243-8
Position	Human Resources and Organization Officer
Antonio Barreda Toledo [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	7.625.745-0
Position	Procurement Officer
Domingo Valdés Prieto [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	6.973.465-0
Position	General Counsel and Secretary to the Board